Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 366	$ 1,295	$ 2,275	$ 4,090
Research and development expense	28,440	41,676	99,864	139,165
Sales and marketing expense	13,730	16,847	43,537	52,876
General and administrative expense	9,361	19,617	35,857	56,868
Operating expense	51,897	79,435	181,533	252,999
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	17,365	24,363	56,966	83,706
Sales and marketing expense	8,035	8,236	23,724	26,406
General and administrative expense	3,907	5,020	13,326	18,539
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	11,075	17,313	42,898	55,459
Sales and marketing expense	5,695	8,611	19,813	26,470
General and administrative expense	$ 5,454	$ 14,597	$ 22,531	$ 38,329